Lines of Credit and Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Instruments [Abstract]
Total Long-Term Debt, Net of Debt Issuance Costs
At December 31, 2018 and 2017, total current long-term debt, net of debt issuance costs of $14.2 million and $12.4 million, respectively, consists of the following:

(in thousands)	2018	2017
0.375% Senior Unsecured Cash Convertible Notes due 2019	$427,445	$414,843
0.875% Senior Unsecured Cash Convertible Notes due 2021	279,492	270,762
0.500% Senior Unsecured Cash Convertible Notes due 2023	335,201	322,902
1.000% Senior Unsecured Cash Convertible Notes due 2024	397,793	—
3.19% Series A Senior Notes due October 16, 2019	72,483	72,742
3.75% Series B Senior Notes due October 16, 2022	298,691	300,276
3.90% Series C Senior Notes due October 16, 2024	26,933	26,921
German Private Placement (Schuldschein)	336,168	349,812
Total long-term debt	$2,174,206	$1,758,258
Less current portion	503,116	—
Long-term portion	$1,671,090	$1,758,258

Future Maturities of Long-Term Debt
Future maturities (stated at the carrying values) of long-term debt as of December 31, 2018, are as follows:

Year ending December 31,	(in thousands)
2019	$503,116
2020	—
2021	315,732
2022	470,371
2023	335,201
thereafter	549,786
$2,174,206

Interest Rate, Corresponding Maturities, and Contingent Conversion Periods of Cash Convertible Notes
The interest rate and corresponding maturity of each Note are summarized as follows:

Cash Convertible Notes	Annual Interest Rate	Date of Interest Payments	Interest Payment Start Date	Maturity Date
2019 Notes	0.375%	March 19 and September 19	September 19, 2014	March 19, 2019
2021 Notes	0.875%	March 19 and September 19	September 19, 2014	March 19, 2021
2023 Notes	0.500%	March 13 and September 13	March 13, 2018	September 13, 2023
2024 Notes	1.000%	May 13 and November 13	May 13, 2019	November 13, 2024
The Cash Convertible Notes are solely convertible into cash in whole, but not in part, at the option of noteholders under the circumstances described below and during the following contingent conversion periods:

Cash Convertible Notes	Contingent Conversion Period
2019 Notes	From April 29, 2014 to September 18, 2018
2021 Notes	From April 29, 2014 to September 18, 2020
2023 Notes	From October 24, 2017 to March 13, 2023
2024 Notes	From December 24, 2018 to August 2, 2024

Interest Expense Related to the Cash Convertible Notes
Interest expense related to the Cash Convertible Notes was comprised of the following:

	Year-Ended December 31
(in thousands)	2018	2017
Coupon interest	$6,890	$4,832
Amortization of original issuance discount	32,114	21,377
Amortization of debt issuance costs	3,485	2,615
Total interest expense related to the Cash Convertible Notes	$42,489	$28,824

Summary of German Private Placement Tranches
A summary of the tranches as of December 31, 2018 is as follows:

				Carrying Value as of
				December 31, 2018
Currency	Notional Amount	Interest Rate	Maturity	(in thousands)
EUR	€11.5 million	Fixed 0.4%	March 2021	$13,143
EUR	€23.0 million	Floating EURIBOR + 0.4%	March 2021	26,286
EUR	€21.5 million	Fixed 0.68%	October 2022	24,561
EUR	€64.5 million	Floating EURIBOR + 0.5%	October 2022	73,684
USD	$45.0 million	Floating LIBOR + 1.2%	October 2022	44,891
EUR	€25.0 million	Floating EURIBOR + 0.5%	October 2022	28,543
EUR	€64.0 million	Fixed 1.09%	June 2024	73,097
EUR	€31.0 million	Floating EURIBOR + 0.7%	June 2024	35,406
EUR	€14.5 million	Fixed 1.61%	June 2027	16,557
				$336,168